CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED BALANCE SHEETS
Common shares issued	235,025,507	232,793,335
Common shares held in trust	566,910	542,894